General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
General and Administrative Expenses	General and Administrative Expenses

	Year ended December 31,
	2021	2020
Accounting and legal	$1,625	$1,079
Amortization and depreciation	288	136
Office and administration	9,143	7,066
Salaries and consulting fees	16,962	12,206
Incentive payments	7,126	6,116
Other	3,702	1,324
	$38,846	$27,927